Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000243161 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Moderate Buffer ETF
Class Name	iShares Large Cap Moderate Buffer ETF
Trading Symbol	IVVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Moderate Buffer ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Buffer ETF	$25(a)	0.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.48%	[1],[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	7.90%	17.00%	15.27%
S&P 500® Index	10.12	26.38	24.24

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 89,868,544
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$89,868,544
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.2%
Purchased Put Options	1.2%
Futures	(0.0	)%(a)
Written Put Options	(0.5)%
Written Call Options	(1.3)%
Money Market Funds	0.4%
Other assets, less liabilities	0.0	(b)
(a)	Rounds to greater than (0.1)%.
(b)	Rounds to less than 0.1%.

C000243162 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Deep Buffer ETF
Class Name	iShares Large Cap Deep Buffer ETF
Trading Symbol	IVVB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Deep Buffer ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Buffer ETF	$26(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 26	[3]
Expense Ratio, Percent	0.49%	[3],[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	8.35%	19.35%	15.20%
S&P 500® Index	10.12	26.38	24.24

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 82,087,964
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$82,087,964
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.2%
Purchased Put Options	0.6%
Futures	(0.0	)%(a)
Written Put Options	(0.1)%
Written Call Options	(1.1)%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.0	)(a)
(a)	Rounds to greater than (0.1)%.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.